Deferred revenue - Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 26,879	$ 14,271
Deferred interest on lease receivable	0	1,428
Other deferred revenue	2,828	9,230
Deferred revenue	29,707	24,929
Current portion	(28,179)	(22,199)
Deferred revenue	$ 1,528	$ 2,730